Long-Term Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt is Carried at Amortized Cost Long-Term Obligations

Long-term obligations, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Senior Secured Term Loan Facility, repaid in 2012	$—	$448,434
Senior Secured Term Loan Facility, due 2016	1,452,506	1,467,931
11% Senior Subordinated Notes, due 2016	450,000	450,000
Senior Secured Term Loan Facility, due 2018	965,150	—
8 5/8% Senior Notes, due 2018	500,000	500,000
7 7/8% Senior Notes, due 2019	650,000	650,000

	4,017,656	3,516,365

Less: current maturities	(25,125)	(15,425)

Long-term obligations	$3,992,531	$3,500,940

Future maturities of long-term debt	Future maturities of long-term debt, in thousands, were:

Year Ending December 31,	Amount
2013	$25,125
2014	$25,125
2015	$25,125
2016	$1,865,927
2017	$9,700
Thereafter	$2,066,654

Subordinated Notes

2016 Senior Subordinated Notes

Year	Percentage
2012	103.667
2013	101.833
2014 and thereafter	100.000

2018 Senior Notes

Year	Percentage
2014	104.313
2015	102.156
2016 and thereafter	100.000

2019 Senior Notes

Year	Percentage
2014	103.938
2015	101.969
2016 and thereafter	100.000